Acquisition of the Oriental VIP Room (Details 2) (VIP Room [Member], USD $)	6 Months Ended
Jun. 30, 2013
VIP Room [Member]
2013	$ 10,000,000
2014	20,633,000
2015	17,180,997
Total Contingent Consideration	$ 47,813,997